Basis of preparation and accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Future accounting developments	The IASB has issued a number of minor amendments to IFRSs that are relevant to the Group effective 1 January 2024, including IFRS 16 Lease Liability in a Sale and Leaseback, IAS 1 Non-current Liabilities with Covenants, and IAS 1
Classification of Liabilities as Current or Non-current. These amendments have not had a significant impact on the
Group.
Future accounting developments
The IASB has issued Amendments to the Classification and Measurement of Financial Instruments (IFRS 9 and IFRS 7)
which is effective 1 January 2026 and IFRS 19 Subsidiaries without Public Accountability: Disclosures which is effective
1 January 2027. Neither the amendments nor IFRS 19 are expected to have a significant impact on the Group. The IASB has also issued IFRS 18 Primary Financial Statements which is effective 1 January 2027. The standard includes no measurement changes, and the Group is currently assessing the impact of this standard on its income statement presentation.

Related party transactions	Related party transactions
The Group has had no significant related party transactions during the half-year to 30 June 2024. Related party transactions for the half-year to 30 June 2024 are similar in nature to those for the year ended 31 December 2023. Full details of the Group’s related party transactions for the year ended 31 December 2023 can be found in the Group’s 2023 annual report on Form 20-F.